Cover	Nov. 22, 2021
Cover [Abstract]
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 22, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	NV
Entity File Number	000-54030
Entity Tax Identification Number	74-3262176
Entity Address Address Line 1	5501 LBJ Freeway
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75240
City Area Code	866
Local Phone Number	351-5907